PL Small-Cap Value Fund
PL Small-Cap Value Fund
Investment goal
This fund seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Small-Cap Value Fund Class P
Management Fee		0.75%
Other Expenses		0.27%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.03%
Expense Reimbursement	[1][2]	(0.12%)
Total Annual Fund Operating Expenses	[3]	0.91%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[2]	Less
[3]	After Expense Reimbursement

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PL Small-Cap Value Fund Class P
1 year	93
3 years	290
5 years	532
10 years	1,225

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption (USD $)	PL Small-Cap Value Fund Class P
1 year	93
3 years	290
5 years	532
10 years	1,225

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 20.85% of the average value of the fund.
Principal investment strategies
Under normal circumstances, this fund invests at least 80% of its assets in small-capitalization equity securities. The manager generally considers a company to be a small-capitalization company if the company has a market capitalization of between $100 million and $3.5 billion. The fund normally invests a significant portion of its assets in common stocks of companies the manager believes are undervalued relative to the market across a broad range of industry groups. The fund also expects to invest a significant portion of its assets in companies that the manager expects will generate income (for example, by paying dividends).

The manager uses a value investing style. The manager screens small-capitalization stocks to identify approximately 500 that it believes are undervalued. The manager then narrows its field using further quantitative analysis of factors such as price momentum and earnings momentum relative to dividend yields and liquidity and selects from among them, those that pay dividends. The manager generally tries to maintain about 100-150 stocks in the fund.

The manager considers selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other favorable qualitative metrics.
Principal risks
As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment goal, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and lower total return for the portfolio.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Redemption Risk: Because the fund may serve as an Underlying Fund of the PL Portfolio Optimization Funds and thus a significant percentage of its outstanding shares may be held by the PL Portfolio Optimization Funds, a change in asset allocation by a PL Portfolio Optimization Fund could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Fund performance
The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Year by year total return (%) as of December 31 each year

Returns for the period 1/1/12 through 3/31/12: 7.09% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 17.60%; Q4 2008: -22.44%
Average annual total return as of December 31, 2011
Average Annual Total Returns PL Small-Cap Value Fund	1 year	Since Inception
Return before taxes Class P	2.41%	1.17%
Return after taxes on distributions Class P	2.21%	0.95%
Return after taxes on distributions and sale of shares Class P	1.84%	0.96%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	(5.50%)	(2.89%)

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.